CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ForeignCurrencyLineItems [Line Items]
LOSS FOR THE YEAR | ¥		¥ (6,176)	¥ (29,996)	¥ (23,036)
Other comprehensive income/(loss) to be reclassified to profit or loss in subsequent periods:
Reclassification adjustments for a foreign operation disposed of during the year | ¥			3,280
Foreign currency translation adjustments | ¥		(117)	(1,984)	(834)
Total other comprehensive income/(loss) for the year, net of tax | ¥		(117)	1,296	(834)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR | ¥		(6,293)	(28,700)	(23,870)
Attributable to: Owners of the Company
From continuing operations | ¥		(6,293)	(5,758)	(4,445)
From discontinued operations | ¥			(22,942)	(19,425)
Attributable to: Owners of the Company | ¥		(6,293)	(28,700)	(23,870)
ATTRIBUTABLE TO: Non-controlling interests
From continuing operations | ¥
From discontinued operations | ¥
Non-controlling interests | ¥
TOTAL COMPREHENSIVE IMCOME FOR THE YEAR | ¥		¥ (6,293)	¥ (28,700)	¥ (23,870)
USD [Member]
ForeignCurrencyLineItems [Line Items]
LOSS FOR THE YEAR | $	$ (897)
Other comprehensive income/(loss) to be reclassified to profit or loss in subsequent periods:
Reclassification adjustments for a foreign operation disposed of during the year | $
Foreign currency translation adjustments | $	(17)
Total other comprehensive income/(loss) for the year, net of tax | $	(17)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR | $	(914)
Attributable to: Owners of the Company
From continuing operations | $	(914)
From discontinued operations | $
Attributable to: Owners of the Company | $	(914)
ATTRIBUTABLE TO: Non-controlling interests
From continuing operations | $
From discontinued operations | $
Non-controlling interests | $
TOTAL COMPREHENSIVE IMCOME FOR THE YEAR | $	$ (914)